DEFERRED CONSIDERATION - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DEFERRED CONSIDERATION
Deferred consideration, beginning	€ 2,939	€ 3,297
Accretion expense	428	403
(Gain) Loss on remeasurement of deferred consideration	(132)	440
Shares issued as deferred consideration	(2,139)	(1,104)
Effect of movement in exchange rates	148	(97)
Deferred consideration, ending	€ 1,244	€ 2,939